Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21 – SUBSEQUENT EVENTS

On December 13, 2018, the Company entered a loan contract with Qingdao Metro Leasing Co., Ltd (“Qingdao Metro”) for a total consideration of $4,440,234 (RMB 30,000,000) which was received in full on January 15, 2019. The loan bears a nominal interest rate of 5.46% under the term of 24 months to be paid in eight quarterly installments. The loan is pledged by the Company’s wastewater treatment equipment in the original cost of approximately $5,988,396 (RMB 40,460,000) and by the accounts receivable from Jiangshan Town. The loan is further guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and the 30% equity ownership of Jinzheng owned by Newater HK. The Company also paid a security deposit of approximately $310,816 (RMB 2,100,000) for this loan which will be released upon expiration of the term.

On March 21, 2019, the Company entered into a loan agreement with Bank of China, Yantai Bonded Port Area Branch to borrow approximately $1,192,481 (RMB 8,000,000) due on March 31, 2020. The loan bears an annual interest rate of 4.86% payable quarterly and pledged with an apartment owned by Yue Zhang. The loan is guaranteed by Yuebiao Li and his wife.

On March 29, 2019, the Company obtained a loan from ZGC Sci-Tech Leasing Co., Ltd. in the amount of approximately $1,935,935 (RMB 13,000,000). The loan bears an annual interest rate of 7.20% payable quarterly and is due in 36 months. The loan is pledged by the Company’s wastewater treatment equipment in the original cost of approximately $2,604,080 (RMB 17,486,660) and by the accounts receivable from two wastewater treatment projects. The loan is further guaranteed by Yuebiao Li and Zhuo Zhang. The Company also paid a security deposit of approximately $193,594 (RMB 1,300,000) for this loan which will be released upon expiration of the term.

During the subsequent period, the Company repaid a total of $3,572,038 for Qingdao Metro Loan I, and loans borrowed from Industrial and Commercial Bank of China, Qingdao Hongjiatai Machinery Engineering Co., Ltd., Volkswagen Finance (China) Co., Ltd., and Bank of China. See Note 12 for details on the loans.

On April 24, 2019, the Company established a wholly-owned subsidiary, Newater Technology America, Inc., in the United States.